Loans and Allowance for Loan Losses, Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans [Abstract]
Total loans	$ 885,049	$ 831,191
Less: Allowance for loan losses	(5,269)	(6,483)	$ (7,160)
Net loans	879,780	824,708
Deferred loan origination costs, net	663	191
Unamortized loan purchase premiums, net	1,142	1,260
Residential Real Estate [Member]
Loans [Abstract]
Total loans	297,036	274,425
Less: Allowance for loan losses	(681)	(980)	(1,480)
Commercial Real Estate [Member]
Loans [Abstract]
Total loans	288,755	281,797
Less: Allowance for loan losses	(2,038)	(2,548)	(2,431)
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans [Abstract]
Total loans	72,719	71,979
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans [Abstract]
Total loans	182,831	176,100
Commercial Real Estate [Member] | Construction [Member]
Loans [Abstract]
Total loans	33,205	33,718
Commercial and Industrial [Member]
Loans [Abstract]
Total loans	151,232	141,525
Less: Allowance for loan losses	(1,293)	(1,571)	(1,776)
Consumer [Member]
Loans [Abstract]
Total loans	148,026	133,444
Less: Allowance for loan losses	(1,257)	(1,384)	$ (1,473)
Consumer [Member] | Automobile [Member]
Loans [Abstract]
Total loans	54,837	48,206
Consumer [Member] | Home Equity [Member]
Loans [Abstract]
Total loans	27,791	22,375
Consumer [Member] | Other [Member]
Loans [Abstract]
Total loans	$ 65,398	$ 62,863